Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Non-controlling interests
22.	Non-controlling interests:

The Company held a controlling interest in several entities that are not wholly-owned. The associated non-controlling interests and portion of assets and liabilities represented by these subsidiaries are shown below. The assets and liabilities of these entities are not readily accessible by the Company for general corporate purposes as distribution may require the consent of other shareholders.

	Kaizen	VRB	Cordoba	Other	Total
Balance at January 1, 2020	249	250	(675)	(59)	(235)
Non-controlling interests share of loss	(1,141)	(480)	(2,954)	(43)	(4,618)
Changes in non-controlling interests arising from changes in ownership interest	342	—	11,167	—	11,509
Other changes in non-controlling interests	(50)	(14)	77	41	54
Balance at December 31, 2020	(600)	(244)	7,615	(61)	6,710
Non-controlling interests share of loss	(788)	(879)	(7,481)	(43)	(9,191)
Changes in non-controlling interests arising from changes in ownership interest	2,415	—	5,694	(1)	8,108
Other changes in non-controlling interests	45	—	176	33	254
Balance at December 31, 2021	$1,072	$(1,123)	$6,004	$(72)	$5,881

	Kaizen	VRB	Cordoba	Other	Total
Ownership percentage at December 31, 2021:	82.7%	90.0%	63.3%	94.3%

Assets and liabilities belonging to the Company’s principal non-wholly owned subsidiaries as of December 31, 2021 are as follows:

Total assets	7,680	27,641	20,059	6,152	61,532
Total liabilities	1,487	38,894	5,566	7,501	53,448
Net assets	6,193	(11,253)	14,493	(1,349)	8,084

VRB’s liabilities as at December 31, 2021 include a loan payable to Ivanhoe Electric of $10.3 million.

Each of the non-wholly owned subsidiaries do not have retained earnings as they carry an accumulated deficit. Net assets of non-wholly owned subsidiaries are restricted from being transferred to Ivanhoe Electric without the other shareholders’ consent.

The Company and its wholly-owned subsidiaries do not guarantee the obligations of the non-wholly owned subsidiaries and, as such, the creditors of the non-wholly owned subsidiaries do not have recourse against the Company or its wholly owned subsidiaries. In addition, the Company is restricted from paying dividends from non-wholly owned subsidiaries without the other shareholders’ consent.

During 2021, VRB raised capital through the issuance of convertible debt (Note 16(b)) resulting in VRB becoming a VIE. Except as disclosed above, the Company has not provided additional subordinated financial support to VRB as at December 31, 2021, although the Company is not precluded from doing so in the future. Ivanhoe Electric does not provide any guarantees or have any commitments to fund VRB. Other creditors of VRB do not have recourse against Ivanhoe Electric. Further information about VRB, including its impact on the Company’s loss from operations, is presented as the Energy Storage segment in Note 28.